UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-1144

THE FINANCE COMPANY OF PENNSYLVANIA

(Exact name of registrant as specified in charter)

400 Market Street, Suite 425, Philadelphia, PA 19106

(Address of principal executive offices) (Zip Code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code 215-351-4778

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Item 1. Report to Stockholders.

The Finance Company of Pennsylvania

Founded 1871

ANNUAL REPORT

December 31, 2011

The Finance Company of Pennsylvania

400 Market Street

Suite 425

Philadelphia, PA 19106

BOARD OF DIRECTORS

Charles E. Mather III

Shaun F. O’Malley	Jonathan D. Scott

Herbert S. Riband, Jr.	Peter Bedell

OFFICERS

Charles E. Mather III, President

Herbert S. Riband, Jr., Secretary-Treasurer

Doranne H. Case, Asst. Secretary-Treasurer

Geralyn McConnell, Assistant Secretary

Salvatore Faia, Chief Compliance Officer

The Finance Company of Pennsylvania

400 Market Street

Suite 425

Philadelphia, PA 19106

February 29, 2012

TO OUR SHAREHOLDERS:

We are pleased to submit your Company's one hundred and fortieth Annual Report.

The following is a summary of financial information for the years 2007 to 2011: on a per share basis:

Year	Net Investment Income	Dividends Paid			Dec. 31 Net Asset Value
		Regular	Extra	Total
2007	25.96	14.00	34.29	48.29	$1,414.84
2008	26.57	14.00	17.85	31.85	$1,053.44
2009	16.94	14.00	43.58	57.58	$1,109.66
2010	12.05	14.00	33.96	47.96	$1,182.04
2011	15.63	14.00	32.77	46.77	$1,145.91

As a Regulated Investment Company, the Company is required to pay to its shareholders at least 98% of its ordinary income for the calendar year 2011 or pay a 4% non-deductible Federal Excise Tax on its undistributed ordinary income. Your Board of Directors has elected to distribute 100% of the ordinary income.

We are able to pay an extra dividend once again aided by the realization of significant short-term capital gains in the current year, which are not a part of Net Investment Income. Conditions in the market place continue unsettled and your Board diligently exercises its supervision of the Company's portfolio.

On January 31, 2012, the Company paid to the shareholders of record on December 31, 2011, the regular quarterly dividend of $3.50 and an extra dividend of $32.77, making a total dividend of $36.27. The tax law requires that the final dividend, although paid in 2012, is taxable to the shareholders in 2011.

Common stocks and mutual funds constitute 88.87% of the Company’s Net Assets on December 31, 2011, compared with 88.00% one year earlier.

Our equity investment advisor Cooke & Bieler, L.P., is present at each of our Board meetings. Our fixed-income advisor, Schroder Investment Management North America, Inc., meets with our Board periodically. Both are available and called upon for consultation throughout the year.

The directors and officers thank you for your continued support.

Charles E. Mather III, President

COMPANY EXPENSES

Example for a $1,000 Investment in the Company

As a Company shareholder, you incur ongoing costs, such as management fees and other Company expenses.

The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Company and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for six months beginning July 1, 2011 and held through December 31, 2011.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical 5% Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the Company’s actual expense ratio and an assumed rate of return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Company and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 - 12/31/11
Actual Return	$1,000.00	$966.02	$7.20
Hypothetical 5% Return	$1,000.00	$1,017.88	$7.32

*	Expenses are equal to the Company’s annualized expense ratio (for the six-month period) of 1.45%, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365 (the number of days in the most recent 12-month period). The expense ratio for the most recent six-month period may differ from the expense ratio based on the one-year data in the Condensed Financial Information.

Portfolio Composition as of December 31, 2011

Asset Allocation — Percentage of the Company’s Net Assets

Common Stocks and Mutual Funds	88.87%
Bonds	12.31%
Short Term Investments	0.42%
Other Liabilities in Excess of Other Assets	(1.60%	)

Net Assets	100.00%

Common Stock Sector Allocation (% of Company’s Net Assets)

Sector	Percentage
Banking, Insurance and Financial Holding Companies	21.93%
Petroleum & Mining	18.81%
Services	9.87%
International	8.53%
Manufacturing & Diversified	8.21%
Consumer Products	5.59%
Technology	4.76%
Healthcare	4.50%
Diversified Holding	4.04%
Advertising & Communications	2.63%

88.87%

Top 10 Stock Holdings (% of Company’s Net Assets)

Exxon Mobil Corp.	18.60%
PNC Financial Services Group Inc.	17.31%
Harbor International Funds	4.20%
Pennsylvania Warehousing and Safe Deposit Company	4.04%
Dreyfus International Stock I	2.09%
Johnson and Johnson	1.62%
Verizon Communications Inc.	1.58%
Coca Cola Co.	1.51%
Colgate Palmolive Co.	1.43%
Int'l Business Machines Corp.	1.26%

53.64%

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

The Finance Company of Pennsylvania:

We have audited the accompanying statement of assets and liabilities of The Finance Company of Pennsylvania (the “Company”), including the portfolio of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the condensed financial information for each of the five years in the period then ended. These financial statements and condensed financial information are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of The Finance Company of Pennsylvania as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the condensed financial information for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania

February 27, 2012

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS
Investments at fair value — unaffiliated (Note 2):
Short Term Investments (identified cost $215,768)	$215,768
Bonds (identified cost $5,942,204)	6,269,791
Common Stocks & Mutual Funds (identified cost $19,918,813)	43,212,615
Investments at fair value — affiliated (Note 3):
Common Stocks & Mutual Funds (Identified cost $71,399)	2,058,993

Total Investments	51,757,167
Cash	826,811
Accrued interest and dividends receivable	133,954
Prepaid expenses	39,989
Other assets	6,160

Total	52,764,081

LIABILITIES

Accrued expenses and taxes (Note 1)	190,044
Dividends Payable	1,622,166
Covered Call Options written at fair value (premiums received $19,285)	12,825

Total	1,825,035

NET ASSETS	$50,939,046

COMPONENTS OF NET ASSETS
Paid in Capital	$16,025,844
Net Accumulated Realized Gain on Investments and Written Options	9,297,759
Net Unrealized Appreciation / Depreciation on Investments and Written Options	25,615,443

Net assets equivalent to $1,145.91per share on shares of 44,453 $10 par value capital stock outstanding at December 31, 2011 (authorized 232,000 shares)	$50,939,046

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2011

SHORT TERM SECURITIES — 0.42%

Number of Shares		Identified Cost	Fair Value (Note 1)
215,768	Blackrock Fed Fund	$215,768	$215,768

	Total	$215,768	$215,768

BONDS — 12.31%

Principal Amount
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.32%
126,435	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	130,777	135,918
338,666	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	343,455	363,998
197,303	U.S. Federal Home Loan Mortgage 3.5% due 9/1/2026	205,154	207,069
250,000	U.S. Treasury Bonds 2.125% due 8/15/2021	244,151	256,300
136,687	Government National Mortgage Association 6% due 5/15/2039	141,762	151,572
60,299	Government National Mortgage Association 6% due 4/15/2036	66,600	69,018

		1,131,899	1,183,875

MUNICIPAL & CORPORATE BONDS — 9.99%
300,000	Allegheny Cnty PA Hosp Dev Auth 1.11% # due 2/1/2037	228,711	216,750
200,000	California Statewide 4.375% due 1/1/2023	200,000	218,980
30,000	Cuyahoga Cnty OH Eco Dev 7.35% due 6/1/2012	30,115	30,693
35,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	40,183	41,311
40,000	Dallas Ft.Worth Arpt 6.6% due 11/1/2012	40,445	40,008
30,000	East Baton Rouge LA Mtg Fin zero coupon due 9/10/2014	26,411	27,276
100,000	Fulton Cty GA Devel. Auth 5.75% due 3/1/2014	100,549	99,360

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2011

BONDS — Continued

Principal Amount		Identified Cost	Fair Value (Note 1)
200,000	Goldman Sachs Group Inc. 5.375% due 3/15/2020..	$194,816	$199,140
75,000	Grand Terrace CA Cmty 7.2% due 9/1/2018	81,196	87,188
125,000	JP Morgan Chase 3.15% due 7/5/2016	124,814	125,475
20,000	Los Alamos 5.15% due 7/1/2012	20,012	20,266
95,000	Louisiana Hsg Fin Agy 4.75% due 6/1/2027	100,227	104,358
250,000	Massachusetts St. Housing 5.962% due 6/1/2017	250,000	262,175
100,000	Montana State Board of Housing 5% due 12/1/2027	104,182	105,900
110,000	Montana State Board of Housing 5.5% due 12/1/2037	111,441	116,468
300,000	Verizon New Jersey 8% due 6/1/2022	341,159	385,110
40,000	NJ Economic Dev. Authority 5.178% due 11/1/2015	40,000	41,632
150,000	City of North Little Rock AR zero coupon due 07/20/2014	132,774	135,375
175,000	New Mexico Mortgage Finance Authority 5.35% due 3/1/2030.	180,948	191,223
245,000	Ohio Hsg. Fin. Agy. Mtg. 5.08% due 9/1/2013.	244,067	254,702
200,000	Ohio St Wtr Dev Auth 4.879% due 12/1/2034.	200,000	226,060
180,000	Oklahoma Hsg Fin Agy 4.5% due 9/1/2024.	189,399	196,020
150,000	Pennsylvania Economic Dev Fing. 6.25% due 10/1/2017	153,017	180,270
100,000	Riverside Cnty CA Single GNMA 8.35% due 6/1/2013	107,409	110,280

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2011

BONDS — Concluded

Principal Amount		Identified Cost	Fair Value (Note 1)
150,000	Rogers County OK Hsg zero coupon due 07/15/2014	$133,022	$131,459
100,000	Salt Lake Cnty UT Hosp 5.4% due 2/15/2012	107,255	106,890
100,000	Texas St Transn Commn 5.028% 4/1/2026	100,000	116,420
320,000	University of Oklahoma 5.6% due 7/1/2020..	320,127	353,791
100,000	Washinghton St Series B 5.5% due 5/1/2018..	111,130	113,500
275,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	275,000	311,740
245,000	Wyoming Comnt Development Authority 4.65% due 12/1/2014	245,000	255,413
80,000	Wyoming Comnt Development Authority 4.8% due 6/1/2015	80,000	83,480
195,000	Yorba Linda CA Redev Agy 5.25% due 09/01/2015.	196,896	197,203

		4,810,305	5,085,916

	Total Bonds	$5,942,204	$6,269,791

COMMON STOCKS & MUTUAL FUNDS — 88.87%

Number of Shares		Identified Cost	Fair Value (Note 1)

	PETROLEUM & MINING — 18.81%
111,806	Exxon Mobil Corp	$147,560	$9,476,677
20,000	Penn Virginia Corp	2,292	105,800

	Total	149,852	9,582,477

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2011

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)

	BANKING, INSURANCE & FINANCIAL HOLDING COMPANIES — 21.93%
9,000	American Express Co	$368,321	$424,530
24,000	Charles Schwaab Corporation	290,993	270,240
6,200	Chubb Corp	415,608	429,164
152,914	PNC Financial Services Group Inc.	92,410	8,818,550
20,000	Marsh & McLennan Companies Inc.	262,439	632,400
14,800	State Street Corp.	200,408	596,588

	Total	1,630,179	11,171,472

	TECHNOLOGY — 4.76%
10,800	Diebold Inc. .	382,581	324,756
3,500	Int’l Business Machines Corp.	83,733	643,580
8,800	LAM Research Corp. *	432,138	325,776
14,600	Microsoft Corp.	453,901	379,016
16,200	Molex Inc. Class A	355,677	320,436
13,975	TE Connectivity Ltd	471,801	430,570

		2,179,831	2,424,134

	SERVICES — 9.87%
13,600	Best Buy	417,057	317,832
14,200	Carnival Corp.	666,383	463,488
14,700	Cintas Corp	465,595	511,707
6,600	Darden Restaurants Inc	277,717	300,828
6,300	McDonalds Corp.	85,613	632,079
13,700	Int’l Speedway Corp.	404,114	347,295
10,700	Kohl’s Corp.	586,039	528,045
20,200	Republic Services Inc.	622,690	556,510
6,200	United Parcel Service Class B	453,678	453,778
8,300	WalMart Stores Inc.	421,297	496,008
22,900	Western Union Co	495,828	418,154

		4,896,011	5,025,724

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2011

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)
	CONSUMER PRODUCTS — 5.59%
17,300	Avon Products Inc	$445,312	$302,231
11,000	Coca Cola Co.	9,597	769,670
7,900	Colgate Palmolive Co.	434,959	729,881
6,900	Diageo PLC Sponsored ADR	576,884	603,198
6,600	Proctor & Gamble Company	428,164	440,286

		1,894,916	2,845,266

	MANUFACTURING & DIVERSIFIED — 8.21%
3,700	3M Company	295,360	302,401
9,200	Avery Dennison	371,115	263,856
8,800	Bemis Company	269,925	264,704
8,000	Berkshire Hathaway B*	352,582	610,400
4,800	Dover Corp.	40,861	278,640
18,000	Dow Chemical Co.	116,338	517,680
7,500	Emerson Electric Co.	57,084	349,425
22,100	General Electric Co.	423,606	395,811
9,100	Illinois Tool Works	524,816	425,061
8,100	Raytheon Co.	408,927	391,878
8,200	Tyco International Ltd.	410,237	383,022

	Total	3,270,851	4,182,878

	HEALTHCARE — 4.50%
5,000	Becton Dickinson & Co.	133,907	373,600
12,600	Johnson and Johnson	69,355	826,308
13,000	Merck & Co. Inc.	138,569	490,100
10,400	Quest Diagnostics Inc.	538,499	603,824

		880,330	2,293,832

ADVERTISING & COMMUNICATIONS — 2.63%
20,000	Verizon Communications Inc.	151,231	802,400
19,200	Vodaphone Group PLC Sponsored ADR	445,190	538,176

		596,421	1,340,576

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

December 31, 2011

COMMON STOCKS & MUTUAL FUNDS — Continued

Number of Shares		Identified Cost	Fair Value (Note 1)

	INTERNATIONAL — 8.53%
30,707	Oakmark International Fund I	601,865	508,208
87,258	Dreyfus International Stock I	1,204,159	1,062,801
40,818	Harbor International Funds	1,865,000	2,140,885
16,602	Vanguard Emerging Mkts. Stock Index Fund	749,398	634,362

		4,420,422	4,346,256

	DIVERSIFIED HOLDING — 4.04%
732	Pennsylvania Warehousing and Safe Deposit Company (Note 3)	71,399	2,058,993

	Total Common Stocks	19,990,212	45,271,608

	Total Investments — 101.60%	$26,148,184	51,757,167

	Liabilities in excess of other assets — (1.60%)		(818,121)

	NET ASSETS — 100%		$50,939,046

*	Non-income producing.

#	- Variable rate security, rate disclosed is as of 12/31/2011

ADR - American depository receipt

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2011

INVESTMENT INCOME:
Income:
Dividends	$1,049,787
Dividends from affiliate (Note 3)	131,760
Interest	283,846

Total	1,465,393
Expenses:
Accounting	68,101
Compensation	169,300
Compliance fees	68,333
Custodian	25,206
Directors' fees	61,300
Insurance	29,726
Investment advisory fees (Note 9)	121,540
Printing and postage	13,631
Professional fees	137,130
Other office and administrative	76,133

Total	770,400

Net investment income	694,993

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	1,680,635
In-kind transfers (Note 5)	793,636
Written options	137,496

Net realized gain	2,611,767

Net change in unrealized appreciation / depreciation on:
Investments	(2,455,056)
Investment in affiliate	(270,058)
Written options	11,865

Net change in unrealized appreciation / depreciation	(2,713,249)

Net realized and unrealized loss on investments	(101,482)
Capital gains tax payable on behalf of shareholders (Note 1)	(115,435)

Net increase in net assets resulting from operations	$478,076

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2011	2010
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$694,993	$543,720
Net realized gain on investments	2,611,767	3,964,247
Net Change in net unrealized appreciation / depreciation on investments	(2,713,249)	1,504,505
Capital gains tax payable on behalf of shareholders (Note 1)	(115,435)	(559,457)

Net increase in net assets resulting from operations	478,076	5,453,015
Undistributed investment income included in price of shares redeemed	(18,660)	(10,769)
Realized gain from security transactions Included in price of shares redeemed	(4,704)	(13,984)
Dividends to shareholders from net investment income	(676,238)	(533,066)
Dividends to shareholders from short-term capital gains	(1,408,506)	(1,633,922)
Capital Share Transactions:
(Exclusive of amounts allocated to investment income and net realized gain from security transactions) (Note 1):
Cost of shares of capital stock redeemed	(770,453)	(748,780)

Total increase (decrease) in net assets	(2,400,485)	2,512,494
Net Assets:
Beginning of year	53,339,531	50,827,037

End of year [including undistributed net investment income of $0 and $257 respectively]	$50,939,046	$53,339,531

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

For the Year Ended December 31, 2011

1.	SIGNIFICANT ACCOUNTING POLICIES

The Finance Company of Pennsylvania (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 672 and 679 shares of capital stock redeemed during the years ended December 31, 2011 and 2010, respectively.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation

Equity securities and exchange traded options that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered inapplicable, the Company determines a fair value in good faith in accordance with these procedures. As of December 31, 2011, Pennsylvania Warehousing and Safe Deposit Company is a non-marketable security priced at fair value as determined by the Board. (See Note 2)

Federal Income Taxes

No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of Subchapter M of the Internal Revenue

NOTES TO FINANCIAL STATEMENTS — Continued

Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Equalization

The Company follows the accounting practices known as “equalization” by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Bond Maturity Dates

The maturity date disclosed in the schedule of investments represents final maturity.

Investing in Government Sponsored Agency Securities

The Company invests in United States Government sponsored entities. Such sponsored entities, although chartered and sponsored by the U.S. Congress, are not funded by Congressional appropriations and are neither guaranteed nor insured by the United States Government.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated

NOTES TO FINANCIAL STATEMENTS — Continued

with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Security Transactions, Investment Income, and Realized Gain/Loss

Security transactions are accounted for on the trade date. Dividend income, distributions from other investment companies, and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis. Realized gains and losses are based on the specific identified cost method for both financial and Federal income tax purposes.

2.	FAIR VALUE MEASUREMENT

In accordance with FASB ASC 820-10, fair value is defined as the price that the Company would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820-10 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

NOTES TO FINANCIAL STATEMENTS — Continued

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities)

Management has determined the value of its investment in Pennsylvania Warehousing and Safe Deposit Company using a combination of valuation techniques, including the dividend discount and net asset value methodologies. Significant inputs of the divided discount method include the estimated dividend growth rate and the required rate of return. The net asset value method takes into consideration financial information received from the Pennsylvania Warehousing and Safe Deposit Company. A discount for lack of marketability is a significant input of both methods.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Company’s investments carried at fair value:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Value
Assets
Investments in securities
Common stock	$38,866,359	$—	$2,058,993	$40,925,352
U.S. government and agency obligations	—	1,183,875	—	1,183,875
Municipal and Corporate Bonds	—	5,085,916	—	5,085,916
Mutual funds	4,346,256	—	—	4,346,256
Short-term investments	215,768	—	—	215,768

Total	$43,428,383	$6,269,791	$2,058,993	$51,757,167

Liabilities
Written options	$12,825	$—	$—	$12,825

*	See Portfolio of Investments for values by industry classification.

NOTES TO FINANCIAL STATEMENTS — Continued

A roll forward of fair value investments using significant unobservable inputs (Level 3) at December 31, 2011 were as follows:

Common Stock
Beginning Balance, 12/31/2010	$2,329,051
Purchases	—
Sales	—
Total Unrealized Loss	(270,058)

Ending Balance, 12/31/2011	$2,058,993

3.	NON-MARKETABLE SECURITY OF AFFILIATE

There is no ready market for the below listed security. Fair value is established by the Board.

Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a “control person,” it would be necessary to register such shares under the Securities Act of 1933 prior to their sale. The Company has owned shares of Pennsylvania Warehousing and Safe Deposit Company since 1917. As of December 31, 2011 the Pennsylvania Warehousing and Safe Deposit Company owns 4.69% of the outstanding shares of the Company.

Shares		December 31, 2011			For the Year Ended December 31, 2011
		Percent Owned	Identified Cost	Fair Value	Dividend Income
732	Pennsylvania Warehousing and Safe Deposit Company	16.94%	$71,399	$2,058,993	$131,760

NOTES TO FINANCIAL STATEMENTS — Continued

4.	DERIVATIVE INSTRUMENTS

In accordance with FASB ASC 815-10, the Company has disclosed information intended to enable financial statement users to understand how and why the Company uses derivative instruments, how derivatives are accounted for under ASC 815-10 and how derivative instruments affect the Company’s financial position, results of operations, and cash flows.

Market risks of investing in derivatives

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. The Company periodically invests in options contracts. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The market risk exposure from investing in option contracts is price volatility.

Price volatility risk

Derivatives tied to equity are exposed to potential price volatility. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. Transactions in listed securities are settled/paid for upon delivery with its counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Options Contracts

The Company may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Company writes an option, if the underlying security does not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised, and the Company will realize as profit the premium received for such option. When a call option written by the Company is

NOTES TO FINANCIAL STATEMENTS — Continued

exercised, the Company will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.

At December 31, 2011 the Company has written covered calls as follows:

Common Stock	Expiration Date	Exercise Price	Premium Received	Number of Shares in Equity Contracts	Fair Value
Colgate Palmolive Co.	2/18/2012	$92.50	$10,525	2,500	$5,275
Int’l Business Machines Corp.	1/21/2012	$180.00	$8,760	1,000	$7,550

			$19,285		$12,825

Transactions in written covered calls for the year ended December 31, 2011 were as follows:

	Shares in Equity Contracts	Premium
Outstanding at December 31, 2010	25,500	$59,350
Covered Calls written during the period	34,500	127,630
Covered Calls exercised during the period	(5,000)	(15,800)
Covered Calls expired during the period	(39,000)	(130,395)
Covered Calls closed during the period	(12,500)	(21,500)

Outstanding at December 31, 2011	3,500	$19,285

The following is a summary of the location of derivatives on the Company’s Statement of Assets and Liabilities as of December 31, 2011

Location on the Statements of Assets and Liabilities
Derivative Type	Liability Derivatives
Equity Contract	Covered Call Options Written, at Fair Value

NOTES TO FINANCIAL STATEMENTS — Continued

The following is a summary of the Company’s derivative instrument holdings categorized by primary risk exposure as of December 31, 2011:

Liability Derivatives Value
Total Value At December 31, 2011	Number of Shares in Equity Contracts
$12,825	3,500

The following is a summary of the effect of derivative instruments on the statement of operations for the year ended December 31, 2011.

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Equity contract	Net realized gain from written options, Net change in unrealized appreciation/depreciation on written options	137,496	11,865

For the year ended December 31, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Options:
Average number of contracts written	86
Average notional value of contracts written	$628,438

5.	PURCHASES AND SALES OF SECURITIES

The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the year ended December 31, 2011 were:

	Cost of Investments Purchased	Proceeds from Sales and Maturities	Cost of Securities Sold and Maturities
Common Stocks and Mutual Funds	$19,460,735	$19,849,690	$18,183,113
U.S. Government & Agency Obligations	676,670	352,990	328,111
Municipal & Corporate Bonds	522,359	1,355,000	1,358,937

Total	$20,659,764	$21,557,680	$19,870,161

NOTES TO FINANCIAL STATEMENTS — Continued

The amounts above do not include the fair value and cost of shares distributed in-kind in connection with redemptions. During the year ended December 31, 2011, the Company distributed common stock with fair value of $802,347 and cost of $8,711. The related gain of $793,636 has been disclosed in the Company’s Statement of Operations.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Ordinary income and short term capital gain distributions are determined in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions declared by the Company was as follows:

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Distributions paid from Ordinary Income	$2,084,744	$2,166,988

7.	TAX MATTERS

For U.S. federal income purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments at December 31, 2011 was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$26,173,342	$27,275,897	$1,692,071	$25,583,826

The difference between the book basis and the tax basis of net unrealized appreciation/(depreciation) is attributed primarily to the tax deferral of losses on wash sales.

FASB ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Management has concluded that as of December 31, 2011, there were no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

NOTES TO FINANCIAL STATEMENTS — Continued

The Company files U.S. Federal and Pennsylvania state tax returns. No income tax returns are currently under examination. The Company’s federal tax and state returns remain open for examination for the years ended December 31, 2008 through December 31, 2011.

8.	LEASE

The Company rents office space from an affiliate and has not entered into a formal lease agreement. The lessor company’s president is an officer and director of the Company. Minimum annual rental for this space is $22,215.

9.	OTHER INFORMATION FOR THE YEAR ENDED DECEMBER 31, 2011

Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of those Directors amounted to $61,300. The compensation of Officers of the Company, who are also employees of the Company, amounted to $169,300.

Investment advisory fees payable monthly to Cooke & Bieler, LP, are based on the monthly closing equity portfolio value, less the value of certain investments at an annual rate of 0.50%. Cooke & Bieler, L.P. earned $102,786 for their services during the twelve months ended December 31, 2011.

Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of 0.30%. Schroder Investment Management North America Inc. earned $18,754 for their services during the year ended December 31, 2011.

10.	INTEREST RATE RISK

The Company is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

11.	NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In

NOTES TO FINANCIAL STATEMENTS — Continued

addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the impact of this guidance on the Company’s financial statements and disclosures.

12.	SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Company’s financial statement through this date.

CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

		Years Ended December 31,
	2011	2010	2009	2008	2007

Investment Income	$32.96	$28.37	$31.13	$41.84	$42.43
Expenses	17.33	16.32	14.19	15.27	16.47

Net Investment Income	15.63	12.05	16.94	26.57	25.96
Dividends from net investment income	(15.08)	(11.75)	(16.65)	(26.32)	(25.54)
Dividends from short term capital gains	(31.69)	(36.21)	(40.93)	(5.53)	(22.75)
Net realized gain (loss) and increase (decrease) in unrealized appreciation	(4.99)	108.29	96.86	(356.12)	36.84

Net increase (decrease) in net assets value	(36.13)	72.38	56.22	(361.40)	14.51
Net assets value:
Beginning of year	1,182.04	1,109.66	1,053.44	1,414.84	1,400.33

End of year	$1,145.91	$1,182.04	$1,109.66	$1,053.44	$1,414.84

Net Assets at end of Period (in millions)	$50.9	$53.3	$50.8	$48.7	$66.9
Annual ratio of expenses to average net assets	1.44%	1.43%	1.38%	1.16%	1.22%*
Annual ratio of net investment income to average net assets	1.30%	1.06%	1.65%	2.02%	1.92%
Annual portfolio turnover rate	39.08%	44.22%	37.53%	16.49%	18.10%
Annual Total Investment Return	0.90%	10.84%	10.80%	(23.43%)	4.49%
Number of shares outstanding at end of period in thousands	44	45	46	46	47

*	Net of 0.04% of expenses reimbursed

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended December 31, 2011

(Unaudited)

PURCHASES

STOCKS

	Changes During the Period	Balance December 31, 2011
	Number of Shares
3M Company	3,700	3,700
Avon Products Inc	7,100	17,300
Charles Schwaab Corporation	24,000	24,000
Chubb Corp	6,200	6,200
Darden Restaurants Inc	6,600	6,600
Kohls Corp	8,100	10,700
LAM Research	2,000	8,800
Molex Inc. Class A	9,000	16,200
Proctor & Gamble Company	13,200	6,600
State Street Corp.	5,600	14,800

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended December 31, 2011

(Unaudited)

SALES

STOCKS

	Changes During the Period	Balance December 31, 2011
	Number of Shares
American Express Co.	3,100	9,000
Avon Products Inc	7,100	17,300
Chubb Corp	6,200	6,200
Darden Restaurants Inc	6,600	6,600
Kimberly-Clark Corp.	6,900	—
Kohls Corp	5,400	10,700
McDonalds Corp.	1,200	6,300
Microsoft Corp.	22,400	14,600
Molex Inc. Class A	4,500	16,200
PNC Financial Services Group Inc.	11,753	152,914
Proctor & Gamble Company	6,600	6,600
State Street Corp.	2,800	14,800
TE Connectivity Ltd	3,000	13,975

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended December 31, 2011

(Unaudited)

PURCHASES

BONDS

	Changes During the Period	Balance December 31, 2011
	Number of Units
U.S. Treasury Bonds 2.125% 8/15/2021	250,000	250,000
Fed. Home Loan Mtg. 3.5% 9/1/2026	200,000	197,303
Montana ST BRD HSG 5% 12/1/2027	100,000	100,000
JP Morgan Chase 3.15% 7/5/2016	125,000	125,000
New Mexico Mtg Fin Auth 5.35% 3/1/30	175,000	175,000
Washington St Series B 5.5% 5/1/2018	100,000	100,000

CHANGES IN THE PORTFOLIO OF INVESTMENTS

(Exclusive of Short-Term Investments)

For the Six Months Ended December 31, 2011

(Unaudited)

CALLS

BONDS

	Changes During the Period	Balance December 31, 2011
	Number of Units
Addison Alton Zero-A 11/15/2011	25,000	—
Cuyahoga Cnty OH H Var% 10/01/2013	100,000	—
Dallas Ft.Worth Arpt. 6.6% 11/1/2012	20,000	40,000
Glendale Wis Cmnty Dev Auth 4.9% 10/1/2011	225,000	—
U.S. Treasury Bonds 4.375% 5/15/41	125,000	—
Government National Mortg Assoc 6% due 4/15/2036	8,706	60,299
Government National Mortg Assoc 5% due 5/15/2039	11,194	136,687
Grand Terrace CA Cmty 7.2% 9/1/2018	10,000	75,000
Los Alamos 5.15% 7/1/12	20,000	20,000
Louisiana Hsg Fin Agy 4.75% 6/1/27	5,000	95,000
Massachusetts St. Hsg. 5.962% due 6/1/2017	5,000	250,000
NJ Econ Dev Authority 5.178% 11/2015	5,000	40,000
Montana State Board of Housing 5.5% 12/2037	30,000	110,000
Oklahoma Hsg Fin Agy 4.5% 9/1/2024	10,000	180,000
U.S. Federal Home Loan Mortgage 6% due 8/1/2019	73,157	338,666
U.S. Federal Home Loan Mortgage 6% due 7/1/2019	6,657	126,435
Fed. Home Loan Mtg. 3.5% 9/1/2026	923	197,303
Yorba Linda CA Redev Agy 5.25% 9/1/2015	20,000	195,000

Supplemental Information on Directors

(Not Part of the Company’s Financial Statements)

Name, Address[1], Position(s) Held with the Company, and Age	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director or Nominee for Director
Interested Directors[2]
Charles E. Mather III Director and President Age: 77	2014 31 years	President and Director of Mather & Co. (insurance brokers)	Director of Penn Series Funds, Inc.

Herbert S. Riband, Jr. Director Age: 75	2013 18 years	Of counsel to the law firm of Saul, Ewing LLP	Director of Pennsylvania Warehousing and Safe Deposit Company

Non-Interested Directors
Jonathan D. Scott Director Age: 59	2012 22 years	Partner, Veritable, L.P. (Formerly Senior Vice President, PNC Bank Corp.)	None
Shaun F. O’Malley Director Age: 76	2012 16 years	Retired (Formerly Chairman, Price Waterhouse World Organization (accounting))	Director of The Philadelphia Contributionship, PolyMedix Inc.
Peter Bedell Director Age: 74	2013 7 years	Retired (Formerly Executive Vice-President Burke Lawton Brewer and Burke, Formerly Chairman Emeritus Walnut Asset Management and Rutherford Brown & Catherwood LLC.)	None

[1]	The address of all Directors is 400 Market Street, Suite 425, Philadelphia, PA 19106.

[2]	The two interested directors are classified as such because they are executive officers of the Company.

* * *

The Company’s Statement of Additional Information includes additional information about the Company’s directors and is available without charge upon request. Call Doranne Case (collect) to request a copy.

OTHER INFORMATION RELATING TO THE ANNUAL

SHAREHOLDERS MEETING

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the Company is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. This information is also available on the SEC’s website at www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2011 is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-PX is also available on the SEC’s website at www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Company’s complete schedule of portfolio holdings for the first and third quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-Q is also available on the SEC’s website at www.sec.gov. In addition, the Company’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c) During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Registrant’s Board of Directors has determined that Jonathan D. Scott and Shaun F. O’Malley, each a member of the Registrant’s audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Scott and Mr. O’Malley as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Directors in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

AUDIT FEES

2011: $56,675                     2010: $57,900

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.

AUDIT-RELATED FEES

For services rendered to Registrant:

2011: $0                 2010: $0

Nature of these services: Not Applicable

In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

TAX FEES

For services rendered to Registrant:

2011: $13,500                     2010: $15,585

Nature of these services: Preparation of tax returns and tax compliance fees.

In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

ALL OTHER FEES

For services rendered to Registrant:

2011: $2,400                     2010: $9,900

Nature of these services: Assistance with preparation of SEC Form N-SAR; research and discussions; memoranda regarding various matters impacting the Registrant.

In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2011: $00                     2010: $00

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Registrant’s Treasurer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Finance Company of Pennsylvania

By:	/s/ Charles E. Mather III
Charles E. Mather III
President

Date: March 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles E. Mather III
Charles E. Mather III
President

Date: March 7, 2012

By:	/s/ Herbert S. Riband, Jr.
Herbert S. Riband, Jr.
Secretary-Treasurer

Date: March 7, 2012